Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
OPERATING EXPENSES:
Depreciation	$ 11	$ 19	$ 54	$ 148
Exploration	155	17	71	239
General and administrative	2,028	1,765	5,214	7,946
Loss on sale of assets			0	316
Total operating expenses	2,194	1,801	5,339	8,649
Loss from operations	(2,194)	(1,801)	(5,339)	(8,649)
OTHER (EXPENSE) INCOME:
Net interest expense			(4)	0
Loss on investment in securities	0	(261)	(587)	(15,087)
Gain on sale of bonus rights			2,514	0
Fair value revision of contingent consideration payable			0	1,888
Other (expense) income	(1)	22	88	252
Total other (expense) income	(1)	(239)	2,011	(12,947)
Loss from continuing operations, before tax	(2,195)	(2,040)	(3,328)	(21,596)
Income tax expense	0	0	0	0
Loss from continuing operations, net of tax	(2,195)	(2,040)	(3,328)	(21,596)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of tax	(239)	(1,011)	(14,249)	(21,404)
Gain on disposal of discontinued operations, net of tax	1,069	0
Net income (loss) from discontinued operations	830	(1,011)	(14,249)	(21,404)
Net loss	(1,365)	(3,051)	(17,577)	(43,000)
Preferred stock dividends	(162)	(452)	(1,858)	(1,740)
Adjustment of preferred stock to redemption value	162	0	4,207	0
Net loss attributable to common stockholders	$ (1,365)	$ (3,503)	$ (15,228)	$ (44,740)
Earnings (loss) per common share
Weighted average number of basic shares outstanding	5,836,744	5,702,780	5,746,307	5,710,288
Weighted average number of diluted shares outstanding	5,836,744	5,702,780	5,746,307	5,710,288
Basic and diluted earnings (loss) per common share:
Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock	$ (0.38)	$ (0.44)	$ (0.17)	$ (4.09)
Net income (loss) from discontinued operations	0.14	(0.18)	(2.48)	(3.75)
Net loss attributable to common stockholders, basic and diluted (usd per share)	$ (0.23)	$ (0.61)	$ (2.65)	$ (7.83)